Introduction, basis of presentation of the interim condensed consolidated financial statements and other information	6 Months Ended
Jun. 30, 2025
Disclosure of reclassifications or changes in presentation [abstract]
Introduction, basis of presentation of the interim condensed consolidated financial statements and other information	Introduction, basis of presentation of the interim condensed consolidated financial statements and other information
a)    Introduction
Banco Santander, S.A. ('the parent' or 'Banco Santander') is a private-law entity subject to the rules and regulations applicable to banks operating in Spain. The Bylaws and other public information of the Bank can be consulted at its registered office at Paseo de Pereda 9 -12, Santander.
In addition to the operations carried on directly by it, Banco Santander is the head of a group of subsidiaries that engage in various business activities and which compose, together with it, Grupo Santander ('Santander' or 'The Group').
Grupo Santander's interim condensed consolidated financial statements ('interim financial statements') for the six-month period ended 30 June 2025 were authorised and approved by Grupo Santander's directors at the board of directors meeting held on 29 July 2025. Grupo Santander's consolidated annual accounts for year 2024 were approved by shareholders at Banco Santander annual general meeting on 4 April 2025.
b)    Basis of presentation of the interim financial statements
Under Regulation (EC) n.º 1606/2002 of the European Parliament and of the Council of 19 July 2002 all companies governed by the law of an EU Member State and whose securities are admitted to trading on a regulated market of any Member State must prepare their consolidated financial statements for the years beginning on or after 1 January, 2005 in conformity with the International Financial Reporting Standards ('IFRS') previously adopted by the European Union ('EU-IFRS'). In order to adapt the accounting system of Spanish credit institutions with the principles and criteria established by the IFRS adopted by the European Union ('EU-IFRS'), the Bank of Spain published circular 4/2017, dated 27 November 2017, and subsequent changes, on Public and Confidential Financial Reporting Standards and Financial Statement Formats.
The consolidated annual accounts for 2024 were authorised at the board of directors meeting on 25 February 2025 in compliance with International Financial Reporting Standards as adopted by the European Union, taking into account Bank of Spain Circular 4/2017, and subsequent modifications, using the basis of consolidation, accounting policies and measurement bases described in Note 2 to the aforementioned consolidated annual accounts and, accordingly, they presented fairly Grupo Santander’s consolidated equity and consolidated financial position at 31 December 2024 and the consolidated results of its operations, and the consolidated cash flows in 2024. The aforementioned consolidated annual accounts, which are included in Grupo Santander’s Form 20-F filed with the U.S. Securities and Exchange Commission on 28 February 2025, and these interim financial statements are also in compliance with International Financial Reporting Standards as issued by the International Accounting Standards Board ('IFRS-IASB', and together with EU-IFRS, 'IFRS').
These interim financial statements were prepared and are presented in accordance with International Accounting Standard (IAS 34), Interim Financial Reporting, for the preparation of interim financial statements in accordance with the provisions of article 12 of Royal Decree 1362/2007 taking into account the requirements of Circular 3/2018, of June 28, of the Securities and Exchange Commission (CNMV). These interim financial statements will be included in the Half-Yearly Financial Information corresponding to the first half of 2025 that the Group presents in accordance with the aforementioned Circular 3/2018.
In accordance with IAS 34, the interim financial statements are intended only to provide an update on the content of the latest consolidated annual accounts authorised for issue, focusing on new activities, events and circumstances occurring during the first six months, and does not duplicate information previously reported in the latest consolidated annual accounts. Consequently, these interim financial statements do not include all the information that would be required for a complete set of consolidated annual accounts prepared in accordance with IFRS and, accordingly, for a proper comprehension of the information included in these interim financial statements, they should be read together with Grupo Santander’s consolidated annual accounts for the year ended 31 December 2024.
Grupo Santander policies include presenting the interim financial statements for its use in the different markets using the Euro as its presentation currency. The amounts held in other currencies and the balances of entities whose functional currency is not the Euro, have been translated to the presentation currency in accordance with the criteria indicated in Note 2.a to the consolidated annual accounts for 2024, except for the exchange rate used for the Argentine peso (see Note 1.c). As indicated in that note, for practical reasons, the balance sheet amount has been converted to the closing exchange rate, the equity to the historical type, and the income and expenses have been converted by applying the average exchange rate of the period; the application of such exchange rate or that corresponding to the date of each transaction does not lead to significant differences in the interim financial statements of Grupo Santander.
The accounting policies and methods used in preparing these interim financial statements are the same as those applied in the consolidated annual accounts for 2024 including the following accounting standard with an effective application date 1 January 2025, which is detailed below:
•Amendment to IAS 21 Effects of changes in foreign currency exchange rates: IAS 21 established the requirements to apply when there is a temporary lack of interchangeability between two currencies, but did not give indications when this situation was not temporary. Given this scenario, IAS 21 has been modified establishing the criteria to identify these situations, specifying how entities should estimate the spot exchange rate, the methodologies and data to be considered, as well as the associated disclosure requirements. Group applied the aforementioned amendment in advance as of 31 December 2024; for more information see Note 1.c.
The aforementioned accounting standards and modifications have not had a significant effect on Grupo Santander’s financial statements, except for what was disclosed before.
All accounting policies and measurement bases with a material effect on the interim financial statements for 30 June 2025 were applied in their preparation.
By the time of the preparation of these interim financial statements, there are no standards pending adoption by the European Union for the current exercise by the IASB with an effective date of 1 January 2025.
c)     Use of critical estimates
The consolidated results and the determination of the consolidated equity are sensitive to the accounting principles and policies, valuation criteria and estimates used by the directors of Banco Santander in preparing the interim financial statements. The main accounting principles, policies, and valuation criteria are indicated in Note 2 of the consolidated annual accounts of the year 2024, except for those indicated in these interim financial statements due to the accounting standards and modifications that have come into effect during the first six months of the year 2025.
The interim financial statements contain estimates made by the senior management of Banco Santander and of the consolidated entities in order to quantify certain of the assets, liabilities, income, expenses and obligations reported in the consolidated entities. These estimates, which were made on the basis of the best information available, relate mainly to the following:
•The income tax expense, which is recognised in interim periods based on the best estimate of the weighted average tax rate expected by Grupo Santander for the full financial year;
•The impairment losses on certain assets – financial assets at fair value through other comprehensive income, financial assets at amortised cost, non-current assets held for sale, investments in subsidiaries, joint ventures and associates, tangible assets and intangible assets;
•The assumptions used in the calculation of the post-employment benefit liabilities and commitments and other obligations;
•The useful life of the tangible and intangible assets;
•The measurement of goodwill impairment arising on consolidation;
•The calculation of provisions and the consideration of contingent liabilities;
•The fair value of certain unquoted assets and liabilities;
•The recoverability of deferred tax assets; and
•The fair value of the identifiable assets acquired and the liabilities assumed in business combinations in accordance with IFRS 3.
To update the previous estimates, the Group's management has taken into account the current macroeconomic scenario resulting from the complex geopolitical situation and the changes in inflation levels, interest rates and currency exchange rate trends, albeit with a resilient labor market in the geography where the Group operates.
The Group's management has evaluated in particular the uncertainties caused by the current environment in relation to credit risk, maintaining active oversight of clients in geographies and sectors more exposed to international trade tensions, global geopolitical uncertainty and the impact of public debt containment policies or fiscal stimulus measures, liquidity and market risks, taking into account the best available information, to estimate the impact on the credit portfolio's impairment provision, and in the debt instruments' interest rates and valuation.
In the second quarter of 2024, as a result of the significant divergence between the official exchange rate and other macroeconomic factors, primarily inflation, Grupo Santander began applying an alternative exchange rate to the official exchange rate for the Argentine peso. This rate reflects the exchange rate observed in orderly transactions between market participants under prevailing economic conditions for certain purposes, such as the repatriation of dividends from businesses in Argentine.
Given the stabilization and improvement in the country's macroeconomic outlook, during the fourth quarter of 2024 and the first quarter of 2025, this alternative rate was based on the CCL dollar ('contado con liquidación'), which is the exchange rate that results from the sale in US dollars of local bonds denominated in Argentine pesos (bonds with dual peso denomination/dollar).
As of the second quarter of 2025, and considering the liberalization of the foreign exchange market and the elimination of restrictions on the purchase of foreign currency by individuals, and the value of this CCL dollar exchange rate does not differ significantly from other market rates and the official exchange rate, Grupo Santander started using the official exchange rate as a reference once again.
During the six-month period ended on 30 June 2025, there were no additional significant changes to the estimates made at the end of the 2024 financial year, other than those indicated in these interim financial statements.
d)    Contingent assets and liabilities
Note 25 to Grupo Santander's consolidated annual accounts for the year ended 31 December 2024 includes information on the contingent assets and liabilities at that date. There were no significant changes in Grupo Santander's contingent assets and liabilities from 31 December 2024 to the date of formal preparation of these interim financial statements.
e)   Comparative information
The information in the interim income statement from the first semester of 2024 has been restated, as a result of the agreement for the sale of Santander Bank Polska by Grupo Santander, as required by IFRS 5 (see Notes 2 and 6).
Likewise, the information in Note 12 related to segment information for June 2024 has been restated, in accordance with the changes in the segments' composition of Grupo Santander, as required by IFRS 8 (see Note 12).
In order to interpret the changes in the balances with respect to 31 December 2024, it is necessary to take into consideration the exchange rate effect arising from the volume of foreign currency balances held by the Group in view of its geographic diversity (Note 51.b to the consolidated annual accounts for the annual year ended 31 December 2024) and the impact of the appreciation/depreciation of the various currencies against the euro in the first six months of 2025: Mexican peso (-2.73%), US dollar (-11.58%), Brazilian real (0.36%), Argentinian peso (-12.05%), Pound sterling (-3.25%), Chilean peso (-5.78%) and Polish zloty (0.78%); as well as the evolution of the average exchange rates between comparable periods: Mexican peso (-14.40%), US dollar (-0.94%), Brazilian real (-11.49%), Pound sterling (1.24%), Chilean peso (-2.57%) and Polish zloty (1.90%).
f)     Seasonality of the Grupo Santander’s transactions
The business activities carried on by Grupo Santander entities, and their transactions are not cyclical or seasonal in nature. Therefore, no specific disclosures are included in these explanatory notes to the interim financial statements for the six-month period ended 30 June 2025.
g)    Materiality
In determining the note disclosures to be made on the various items in the interim financial statements or other matters, Grupo Santander, in accordance with IAS 34, took into account their materiality in relation to the interim financial statements for the six-month period ended 30 June 2025.
h) Other information
On 29 May 2025, Order HAC/532/2025 of 26 May was published, which establishes the obligation to self-assess and pay the tax on the interest and commission margins of certain financial institutions, approved by Law 7/2024 of 20 December. Banco Santander appealed against this Ministerial Order, requesting its suspension, but at the date of these interim financial statements the request had not been resolved. As a result, in June the estimated tax payment of EUR 154.3 million corresponding to the 2024 margins was made, and the corresponding asset was recorded under 'Financial assets at amortised cost - loans and advances to customers'.
The accrued interest and commission income tax expense at 30 June 2025 for 2025 interest and commission margins is recognised in the tax expense line of the income statement for an amount of EUR 174 million.
i)    Events after the reporting period
On 1 July 2025, Banco Santander, S.A. announced the resolution of the offer to repurchase the preferred securities of the outstanding issue "EUR 1,500,000,000 4.375% Non-Step-Up Non-Cumulative Contingent Convertible Perpetual Preferred Tier 1 Securities", with ISIN code XS2102912966, for an aggregate nominal amount of EUR 466.6 million.

On 2 July 2025, Banco Santander, S.A. placed a series of contingently convertible preferred securities into newly issued ordinary shares of the Bank, for a total nominal amount of EUR 1,500 million.